Financial risk management - D.6. Capital management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financial Instruments [Abstract]
Net debt	$ 4,051	$ 3,164		$ 3,250
EBITDA	$ 1,254	$ 1,278
Net debt to EBITDA (i)	323.00%	248.00%
Equity	$ 2,542	$ 3,096	[1]
Net debt and equity	$ 6,593	$ 6,260
Gearing ratio	61.00%	51.00%

[1]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.